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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas–Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2011

Date of Reporting Period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

May 31, 2010 (unaudited)

Shares		Value*

COMMON STOCK—97.7%

Australia—8.1%
Biotechnology—2.7%
123,948	CSL Ltd.	$3,285,779

Commercial Banks—1.7%
47,574	Commonwealth Bank of Australia	2,085,369

Commercial Services & Supplies—0.8%
189,217	Downer EDI Ltd.	1,002,887

Food & Staples Retailing—0.6%
33,495	Woolworths Ltd.	747,162

Metals & Mining—2.3%
55,687	BHP Billiton Ltd.	1,807,347
18,601	Newcrest Mining Ltd.	501,937
9,801	Rio Tinto Ltd.	558,923

		2,868,207

Belgium—1.0%
Chemicals—0.6%
25,259	Tessenderlo Chemie NV	726,861

Oil, Gas & Consumable Fuels—0.4%
27,391	Euronav NV	497,179

Denmark—0.7%
Construction & Engineering—0.5%
9,950	FLSmidth & Co. A/S	618,795

Electrical Equipment—0.2%
4,800	Vestas Wind Systems A/S (b)	228,785

Finland—1.7%
Auto Components—0.2%
13,200	Nokian Renkaat Oyj	306,283

Communications Equipment—1.5%
178,126	Nokia Oyj	1,798,134

France—6.2%
Automobiles—0.3%
14,943	Peugeot S.A. (b)	355,993

Commercial Banks—1.3%
27,495	BNP Paribas	1,565,486

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

May 31, 2010 (unaudited)

Shares		Value*

Diversified Telecommunication Services—1.8%
118,394	France Telecom S.A.	$2,248,917

Electric Utilities—0.3%
9,219	Electricite de France S.A.	405,584

Electrical Equipment—0.7%
19,616	Alstom S.A.	930,051

Media—0.4%
21,394	Vivendi S.A.	462,378

Oil, Gas & Consumable Fuels—1.4%
36,497	Total S.A.	1,699,044

Germany—6.1%
Automobiles—0.8%
21,187	Daimler AG	1,053,498

Chemicals—1.3%
34,176	K&S AG	1,561,658

Diversified Financial Services—0.8%
15,459	Deutsche Boerse AG	950,503

Electric Utilities—1.0%
38,991	E.ON AG	1,187,264

Multi-Utilities—0.9%
16,213	RWE AG	1,172,599

Pharmaceuticals—0.8%
17,065	Bayer AG	959,578

Semiconductors & Semiconductor Equipment—0.5%
11,500	Aixtron AG	311,654
63,199	Infineon Technologies AG (b)	354,914

		666,568

Greece—0.3%
Commercial Banks—0.3%
29,019	National Bank of Greece S.A. (b)	352,790

Hong Kong—3.2%
Airlines—0.6%
425,000	Cathay Pacific Airways Ltd.	812,921

Diversified Financial Services—0.4%
734,000	First Pacific Co.	466,096

Diversified Telecommunication Services—0.1%
782,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	154,761

Real Estate Management & Development—2.1%
204,000	Hang Lung Group Ltd.	977,885

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

May 31, 2010 (unaudited)

Shares		Value*

Real Estate Management & Development—(continued)
159,500	Kerry Properties Ltd.	$659,831
592,000	New World Development Ltd.	947,896

		2,585,612

Ireland—0.1%
Insurance—0.1%
48,618	Irish Life & Permanent Group Holdings PLC (b)	115,397

Italy—2.0%
Electric Utilities—1.0%
271,908	Enel SpA	1,247,101

Oil, Gas & Consumable Fuels—1.0%
66,956	Eni SpA	1,260,763

Japan—18.2%
Auto Components—0.5%
29,200	Tokai Rika Co., Ltd.	577,217

Automobiles—1.4%
48,300	Toyota Motor Corp.	1,748,400

Beverages—0.4%
34,000	Kirin Holdings Co., Ltd.	454,941

Building Products—0.8%
29,500	Daikin Industries Ltd.	985,115

Commercial Banks—0.8%
81,900	Resona Holdings, Inc.	1,027,495

Construction & Engineering—0.5%
73,000	Kinden Corp.	620,096

Consumer Finance—0.3%
46,500	Promise Co., Ltd.	320,718

Diversified Telecommunication Services—1.6%
48,700	Nippon Telegraph & Telephone Corp.	1,996,577

Electronic Equipment, Instruments & Components—0.4%
27,500	Mitsumi Electric Co., Ltd.	491,382

Leisure Equipment & Products—2.0%
50,200	Heiwa Corp.	489,457
23,000	Nikon Corp.	439,724
36,200	Sankyo Co., Ltd.	1,564,281

		2,493,462

Machinery—1.9%
301,000	Hino Motors Ltd.	1,488,891

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

May 31, 2010 (unaudited)

Shares		Value*

Machinery—(continued)
36,500	Shima Seiki Manufacturing Ltd.	$868,243

		2,357,134

Marine—2.6%
133,000	Kawasaki Kisen Kaisha Ltd. (b)	536,517
147,000	Mitsui OSK Lines Ltd.	1,038,694
450,000	Nippon Yusen KK	1,606,407

		3,181,618

Multiline Retail—0.3%
88,500	Daiei, Inc. (b)	385,773

Pharmaceuticals—0.6%
11,200	Astellas Pharma, Inc.	353,137
19,700	Daiichi Sankyo Co., Ltd.	341,549

		694,686

Road & Rail—0.4%
8,600	East Japan Railway Co.	546,070

Software—0.3%
1,300	Nintendo Co., Ltd.	377,863

Tobacco—0.2%
81	Japan Tobacco, Inc.	254,023

Trading Companies & Distributors—2.3%
545,900	Sojitz Corp.	897,294
184,300	Sumitomo Corp.	1,998,762

		2,896,056

Wireless Telecommunication Services—0.9%
140	KDDI Corp.	639,072
282	NTT DoCoMo, Inc.	421,581

		1,060,653

Norway—3.5%
Chemicals—1.5%
63,200	Yara International ASA	1,867,189

Commercial Banks—2.0%
247,600	DnB NOR ASA	2,467,247

Singapore—0.9%
Airlines—0.8%
99,000	Singapore Airlines Ltd.	1,003,611

Transportation Infrastructure—0.1%
72,270	Singapore Airport Terminal Services Ltd.	138,377

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

May 31, 2010 (unaudited)

Shares		Value*

Spain—7.2%
Commercial Banks—2.1%
260,361	Banco Santander S.A.	$2,632,561

Construction & Engineering—0.3%
9,343	ACS Actividades Construcciones y Servicios S.A.	346,508

Diversified Telecommunication Services—3.4%
218,195	Telefonica S.A.	4,163,065

Electric Utilities—0.9%
162,409	Iberdrola S.A.	1,082,058

Insurance—0.5%
226,669	Mapfre S.A.	626,758

Sweden—2.3%
Commercial Banks—0.6%
95,400	Nordea Bank AB	778,325

Personal Products—0.8%
20,850	Oriflame Cosmetics S.A.	1,027,892

Tobacco—0.9%
50,600	Swedish Match AB	1,045,559

Switzerland—7.6%
Chemicals—0.7%
3,892	Syngenta AG	859,378

Electrical Equipment—1.4%
101,818	ABB Ltd. (b)	1,734,330

Food Products—0.6%
16,827	Nestle S.A.	760,547

Insurance—2.8%
16,732	Zurich Financial Services AG	3,404,819

Pharmaceuticals—1.4%
12,695	Roche Holdings AG	1,740,890

Textiles, Apparel & Luxury Goods—0.7%
3,280	Swatch Group AG	853,992

United Kingdom—28.6%
Aerospace & Defense—0.2%
56,269	BAE Systems PLC	260,833

Beverages—1.6%
130,071	Diageo PLC	1,984,218

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

May 31, 2010 (unaudited)

Shares		Value*

Capital Markets—0.2%
53,500	ICAP PLC	$297,602

Commercial Banks—2.1%
98,123	Barclays PLC	427,936
133,443	Royal Bank of Scotland Group PLC (b)	88,921
88,325	Standard Chartered PLC	2,077,505

		2,594,362

Food & Staples Retailing—1.4%
462,495	WM Morrison Supermarkets PLC	1,758,414

Food Products—2.9%
135,323	Unilever PLC	3,633,339

Health Care Equipment & Supplies—1.2%
129,606	SSL International PLC	1,505,552

Industrial Conglomerates—0.1%
17,062	Cookson Group PLC (b)	116,461

Insurance—1.5%
760,522	Old Mutual PLC	1,245,734
227,246	Standard Life PLC	592,339

		1,838,073

Machinery—0.7%
84,128	Charter International PLC	842,778

Metals & Mining—3.3%
32,097	Anglo American PLC (b)	1,224,686
67,080	BHP Billiton PLC	1,833,707
22,080	Rio Tinto PLC	1,013,105

		4,071,498

Oil, Gas & Consumable Fuels—5.5%
302,677	BP PLC	2,157,200
	Royal Dutch Shell PLC,
76,148	Class A	1,997,344
104,798	Class B	2,636,436

		6,790,980

Pharmaceuticals—2.7%
68,139	AstraZeneca PLC	2,863,778
25,592	GlaxoSmithKline PLC	425,537

		3,289,315

Road & Rail—0.7%
331,510	Stagecoach Group PLC	879,026

Tobacco—2.0%
59,293	British American Tobacco PLC	1,740,526

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

May 31, 2010 (unaudited)

Shares		Value*

Tobacco—(continued)
27,934	Imperial Tobacco Group PLC	$723,392

		2,463,918

Wireless Telecommunication Services—2.5%
1,536,950	Vodafone Group PLC	3,043,767

	Total Common Stock (cost—$218,959,304)	120,752,524

Principal Amount (000s)
Repurchase Agreement—1.6%
$1,901	State Street Bank & Trust Co., dated 5/28/10, 0.01%, due 6/1/10, proceeds $1,901,002; collateralized by Freddie Mac, 4.20%, due 10/15/12, valued at $1,943,100 including accrued interest (cost—$1,901,000)	1,901,000

	Total Investments (cost—$220,860,304) (a)—99.3%	122,653,524

	Other assets less liabilities—0.7%	914,864

	Net Assets—100%	$123,568,388

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time The Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

(a)	Securities with an aggregate value of $120,752,524, representing 97.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

Other Investments:

(A)	Transactions in options written for the three months ended May 31, 2010:

	Contracts	Premiums

Options outstanding, February 28, 2010	239,390	$333,292

Options terminated in closing transactions	(69,490)	(269,785)

Options expired	(169,900)	(63,507)

Options outstanding, May 31, 2010	—	$ —

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

●	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

●

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

●	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/10

Investments in Securities - Assets

Common Stock	—	$120,752,524	—	$120,752,524

Repurchase Agreement	—	1,901,000	—	1,901,000

Total Investments	—	$122,653,524	—	$122,653,524

There were no transfers into and out of Levels 1 and 2 during the three months ended May 31, 2010.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate International & Premium Strategy Fund

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 13, 2010

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 13, 2010

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 13, 2010